Brandes International Fund













                                     Annual
                                     Report

                                     For the
                                  Period Ended
                                October 31, 1995

                                  Annual Report

     For the period March 6, 1995 (commencement of operations) to October 31, 1995.

December 1, 1995

Dear Shareholder:

Your fund's fiscal period, ended October 31, has drawn to a close. In spite of a short eight months of operations, and some recent fluctuation in overseas markets, this first period has provided a beginning for a strong investment program.

While most foreign markets have been out paced by the U.S. market thus far in 1995, this is a relatively rare event. Over the past twenty calendar years, the U.S. market has never been the top performer in the world. Despite the strong showing this year in the domestic markets, the reasons for investing abroad continue to be compelling for the long-term investor.

     1. Foreign-based companies now command over two-thirds of the total market value for all publicly- traded businesses.

     2. Many overseas economies, industries and companies are growing faster than those in the U.S.

     3. Many of these companies are much better values than similar domestic companies.

     4. Foreign investment provides additional diversification to an investor's portfolio.

The world has had the biggest economic revolution in history. As communism collapsed in many countries and socialism continues to be discredited, large parts of the world's population are moving toward capitalism and market economies. Private ownership, free enterprise and free trade are on the march in many parts of Asia, Latin America and the former Soviet bloc. Of course, there are still elements of the old regimes around to cause worry and volatility. Modernization and growth will be uneven. We, however, look forward to the opportunities that these trends present and to the resulting market volatility that will enable us to purchase bargains in the foreign markets.

     Over the last three months, your fund has performed somewhat better than the unmanaged benchmark index, the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index. Nevertheless, we maintain that short-term performance is not particularly relevant to a long-term value investor. We do not think of ourselves as traders of stocks, but as owners of businesses. We like to seize opportunities to purchase these businesses where negative sentiment has brought their prices to bargain levels, and then to hold them until the market realizes their intrinsic value. This typically takes several years.

We have begun a strong investment program with an eye to the future. We welcome your participation and look forward to working with you.

Sincerely yours,



Barry P. O'Neil
President

(GRAPHICAL MATERIAL OMITTED


PORTFOLIO OF INVESTMENTS as of October 31, 1995
                              Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS: 63.5%
--------------------------------------------------------------------------------
Argentina: 2.0%
  Yacimientos Petroliferos
   S.A., ADS...............   12,500     $ 214,064
                              ------     ---------


Austria: 0.2%
  VA Technologie
   AG, ORD.................      170        19,704
                                 ---        ------


Brazil: 1.6%
  Telecommunicacoes
   Brasileiras, ADR........    4,500       180,000
                               -----       -------


Canada: 0.2%
  Molson Co. Ltd.,
   Class A, ORD............    1,100        17,704
                               -----        ------


Denmark: 2.6%
  Den Danske Bank
   Group, ADR..............    4,300       283,800
                               -----       -------


France: 8.7%
  Alcatel Alsthom, ADR.....   27,200       459,000
  Compagnie UAP, ORD.......   10,400       270,545
  Elf Aquitaine, ADR.......    6,750       227,813
                               -----       -------
                                           957,358
                                           -------

Germany: 8.4%
  Daimler-Benz, ADR........    9,200       443,900
  Siemens AG, ADR..........    4,600       481,850
                                           -------
                                           925,750
                                           -------

Israel: 0.4%
  Scitex Corporation, Ltd..    2,300        39,963
                                            ------
Italy: 7.9%
  Istituto Mobiliare
   Italiano, ADR...........   15,000     $ 241,875
  Italgas-Sta It per il
   Gas pA, ORD.............   79,500       211,401
  Stet Societa Finanzioria
   Telefonica, ADR.........   14,650       410,200
                                           -------
                                           863,476
                                           -------
Japan: 6.1%
  Fuji Photo Film
   Co. Ltd., ADR...........    4,530       223,101
  Hitachi, Ltd., ADR.......    4,280       447,795
                                           -------
                                           670,896
                                           -------
Mexico: 2.9%
  Telefonos de
   Mexico, ADS.............   11,600       319,000
                                           -------

Netherlands: 3.3%
  KPN - Konin. PTT
   Nederland, ORD..........   10,150       357,032
                                           -------

Spain: 5.1%
  Repsol S.A., ADR.........    7,400       219,225
Telefonica de Espana
   S.A., ADS...............    8,950       336,744
                                           -------
                                           555,969
                                           -------
Sweden: 0.2%
  Munksjo AB-Free,
   ORD.....................    3,100        22,408
                                            ------

Switzerland: 6.0%
  Nestle S.A., ADR.........    8,450       440,456
  Schindler-Holding AG
   Partn Ctf ORD...........      230       215,530
                                           -------
                                           655,986

PORTFOLIO OF INVESTMENTS as of October 31, 1995
  Shares              Value
United Kingdom: 7.9%
  Grand Metropolitan
   PLC, ADR................   12,000     $ 330,000
  Hanson PLC, ADR..........   27,800       430,900
  Seeboard PLC, ADR........    1,200        98,272
                                            ------
                                           859,172
                                           -------
Total Common Stocks
  (cost $7,099,855)........              6,942,282
                                         ---------

--------------------------------------------------------------------------------
                           Principal
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 34.7%
--------------------------------------------------------------------------------

United States: 34.7%
Prudential-Bache Repurchase
Agreement, due 11/1/95
collateralized by mortgage-

backed securities..........            $3,798,388    3,798,388
                                                     ---------
Total Investments in Securities
  (cost $10,898,243+): 98.2%........               $10,740,670
                                                   -----------
Other Assets less
  Liabilities: 1.8%.................                   196,931
                                                       -------


Total Net Assets: 100.0% ...........               $10,937,601
                                                   ===========



+ Cost for federal income tax purposes is the same.

Net unrealized depreciation consists of:
  Gross unrealized appreication.....                $ 178,018
  Gross unrealized deprecaition.....                 (335,591)
                                                     --------
       Net unrealized depreciation..               $ (157,573)
                                                   ==========

PORTFOLIO OF INVESTMENTS by Industry
Automobiles.............................         6.4%
Banking.................................         7.6%
Beverages and Tobacco ..................         0.3%
Data Processing & Reproductions.........         0.6%
Electrical & Electronics................        20.0%
Energy Sources..........................         9.5%
Food & Household Products...............        11.0%
Forest Products & Papers................         0.3%
Insurance...............................         3.9%
Machinery & Engineering.................         3.4%
Multi - Industry........................         6.2%
Recreation, Other Consumer Goods.......          3.2%
Telecommunications......................        23.1%
Utilities - Electrical & Gas............         4.5%
                                                 ---
                                               100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES as of October 31, 1995
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (identified cost $10,898,243) .....................    $10,740,670
   Receivables:
      Fund shares purchased...............................................................        143,191
      Dividends and interest .............................................................          3,914
      Due from Advisor....................................................................          1,167
   Prepaid expenses.......................................................................         20,792
   Deferred organization costs............................................................         91,093
                                                                                                   ------
         Total assets ....................................................................     11,000,827
                                                                                               ----------

LIABILITIES
   Accrued expenses ......................................................................         58,199
   Accrued administration fees............................................................          5,027
                                                                                                    -----
         Total liabilities................................................................         63,226
                                                                                                   ------

Net assets ...............................................................................    $10,937,601
                                                                                              ===========

SOURCE OF NET ASSETS
   Paid-in capital .......................................................................    $11,048,826
   Undistributed net investment income....................................................         46,449
   Net unrealized depreciation on investments and foreign currency........................       (157,573)
   Net realized loss on investments and foreign currency..................................           (101)
                                                                                                     ----
      Net assets .........................................................................    $10,937,601
                                                                                              ===========

Net assets:
   Class A Shares ........................................................................    $ 5,188,105
   Class C Shares ........................................................................      5,749,496
                                                                                                ---------
                                                                                              $10,937,601
                                                                                              ===========
Class A Shares
   Net asset value and redemption price per share, based on 391,153 shares outstanding
      (unlimited number of shares authorized without par value) ..........................        $13.26
                                                                                                  ======
   Computation of Offering Price per share
      (net asset value $13.26/.9525)......................................................        $13.92
                                                                                                  ======

Class C Shares
   Net asset value and redemption price per share, based on 434,875 shares outstanding
      (unlimited number of shares authorized without par value) ..........................        $13.22
                                                                                                  ======

 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS - March 6, 1995* to October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:

   Income:
      Interest............................................................................       $ 72,433
      Dividends (net of withholding tax of $5,931)........................................         49,633
                                                                                                   ------
         Total income.....................................................................        122,066
                                                                                                  -------

   Expenses:
      Advisory fees.......................................................................         34,019
      Administrative fee .................................................................         39,452
      Custodian and accounting fees.......................................................         47,001
      Transfer agent fees.................................................................         49,090
      Auditing fees.......................................................................         22,000
      Legal fees..........................................................................         12,643
      Blue sky fees.......................................................................         21,701
      Amortization of deferred organization costs.........................................         13,728
      Reports to shareholders.............................................................          4,246
      Trustees fees.......................................................................          8,205
      Miscellaneous.......................................................................          6,138
      Expense reimbursements .............................................................       (207,194)
                                                                                                 --------
                                                                                                   51,029
      Distribution and Shareholder Service fees
      Class A Shares......................................................................          5,078
      Class C Shares......................................................................         19,510
                                                                                                   ------
      Net expenses........................................................................         75,617
                                                                                                   ------
            Net investment income ........................................................         46,449
                                                                                                   ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

      Net unrealized depreciation on investments and foreign currency.....................       (157,573)
      Net realized loss on investments and foreign currency...............................           (101)
                                                                                                     ----
         Net realized and unrealized loss on investments and foreign currency.............       (157,674)
                                                                                                 --------
            Net decrease in net assets resulting from operations       ...................   $   (111,225)
                                                                                             ============


*Commencement of operations.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS - March 6, 1995* to October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:

OPERATIONS:

Net investment income.....................................................................      $ 46,449
Net unrealized depreciation on investments and foreign currency...........................      (157,573)
Net realized loss on investments and foreign currency.....................................          (101)
                                                                                                    ----
      Net decrease in net assets resulting from operations ...............................      (111,225)
                                                                                                --------

CAPITAL SHARE TRANSACTIONS:(a)

Increase in net assets derived from net change in outstanding Class A Shares..............     5,238,627
Increase in net assets derived from net change in outstanding Class C Shares..............     5,810,199
                                                                                               ---------
      Increase in net assets resulting from capital share transactions....................    11,048,826
                                                                                              ----------

      Total increase in net assets .......................................................    10,937,601

NET ASSETS:

Beginning of period.......................................................................           -0-
                                                                                                      -
End of period (including undistributed net investment income of $46,449)..................   $10,937,601
                                                                                             ===========

(a) A summary of capital shares transactions is as follows:

Class A:
                                                                     Shares                Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.............................................       392,800             $5,260,956
      Shares redeemed.........................................         1,647                 22,329
                                                                       -----                 ------
      Net increase............................................       391,153             $5,238,627
                                                                     =======             ==========

Class C:
                                                                     Shares                 Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.............................................       438,014             $5,852,336
      Shares redeemed.........................................         3,139                 42,137
                                                                       -----                 ------
      Net increase............................................       434,875             $5,810,199
                                                                     =======             ==========

*Commencement of operations.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period) For the period March 6, 1995* to
October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Class A          Class C

------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................................        $12.50            $12.50
                                                                               ------            ------
Income (loss) from investment operations:
      Net investment income............................................           .15**             .10**
      Net unrealized depreciation on investments.......................          (.45)**           (.39)**
      Net realized gain on investments.................................          1.06***           1.01***
                                                                                 ----              ----
Total from investment operations      .................................           .76               .72
                                                                                  ---               ---

Net Asset Value, End of Period.........................................        $13.26            $13.22
                                                                               ======            ======

Total return (sales load is not reflected in total return).............          9.39%+            8.89%+

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period    ..........................................      $5,188,105        $5,749,496

Ratio of expenses to average net assets:
      Before expense reimbursement.....................................          7.93%+            8.58%+
      After expense reimbursement......................................          1.85%+            2.50%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.....................................         (4.41)%+          (4.95)%+
      After expense reimbursement.....................................           1.67%+            1.13%+

Portfolio turnover rate................................................              0%               0%


*Commencement of operations.
**Calculated based on average shares outstanding.
***The amount shown in this caption for a share outstanding throughout the perod does not correspond with the change in realized gains and losses in the portfolio secruities for the period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.
+Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - October 31, 1995
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Brandes International Fund (the "Fund") is a Delaware business trust organized on July 6, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on March 6, 1995.

      Shares of beneficial interest of the Fund are currently divided into two Classes, designated Class A Shares and Class C Shares. Each Class represents interests in the same assets of the Fund.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a primary exchange are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange for which there has been no sale are valued at the last reported bid price. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

            U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

            Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

            Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

      B. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other borkers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintian, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each

     NOTES TO FINANCIAL STATEMENTS - October 31, 1995 agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     C. Forward Foreign Currency Exchange Contracts. The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which it is obligated to exchange currencies at specific future dates.

     D. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     E. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


      F. Deferred Organization Costs. The Fund has incurred expenses of $104,821 in connection with its organization. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Fund commenced investment operations. In the event that any of the initial shares of the Fund are redeemed by the holder during the period of amortization of the Fund's organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.



NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period March 6, 1995 (commencement of operations) through October 31, 1995, Brandes Investment Partners, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The Fund is responsible for its own operating expenses. In order to maintain the Fund's operating expenses at 1.85% and 2.50% of average daily net assets of Class A Shares and Class C Shares, respectively, the Advisor has waived fees and reimbursed expenses totalling $207,194 during the period March 6, 1995 (commencement of operations) through October 31, 1995. The Fund will

NOTES TO FINANCIAL STATEMENTS - October 31, 1995

     reimburse   the   Advisor   when   operating   expenses   (before   expense
reimbursement) are less than the expense limitations in future periods.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Directors; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.10 of 1% of the first $100 million, 0.05 of 1% of the next $100 million and 0.03 of 1% of assets in excess of $200 million of the Fund's average daily net assets, subject to a minimum of $60,000.

     Worldwide Value Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

      Certain officers of the Fund are also officers and/or Directors of the Advisor, Administrator and Distributor.

     As of October 31, 1995, shares of the Fund owned by the Fund's Advisor and its affiliates totalled 87,148 shares, out of 826,028 shares outstanding.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the period March 6, 1995 (commencement of operations) through October 31, 1995, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,898,243 and $2,841, respectively.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
      THE BRANDES INTERNATIONAL FUND

      We have audited the accompanying statement of assets and liabilities of Brandes International Fund, including the portfolio of investments as of October 31, 1995, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 6, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Brandes International Fund as of October 31, 1995, the results of its operations, the net changes in its assets, and the financial highlights for the period from March 6, 1995 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

ERNST & YOUNG

Los Angeles, California
December 14, 1995

                                     Advisor
                        Brandes Investment Partners, Inc.
                             12750 High Bluff Drive
                           San Diego, California 92130
                                 1-800-331-2979

                                   Distributor
                       Worldwide Value Distributors, Inc.
                            4455 East Camelback Road
                                   Suite 261E
                             Phoenix, Arizona 85018

                                 Transfer Agent
                         Rodney Square Management Corp.
                             110 North Market Street
                           Wilmington, Delaware 19890

                                    Auditors
                                Ernst & Young LLP
                             515 South Flower Street
                          Los Angeles, California 90071

                                  Legal Counsel
                        Paul, Hastings, Janofsky & Walker
                             555 South Flower Street
                          Los Angeles, California 90071





         This report is intended for shareholders of Brandes International Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.